INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 2.5%
----------------------------------------------------------------------
Getty Images, Inc.(1)                           44,100     $ 1,294,335
Havas SA(2)                                    300,000         889,309
----------------------------------------------------------------------
                                                           $ 2,183,644
----------------------------------------------------------------------
Aerospace and Defense -- 3.5%
----------------------------------------------------------------------
General Dynamics Corp.                          16,800     $   995,568
Rockwell Collins, Inc.                          38,000         746,700
Thales SA(2)                                    57,000       1,306,281
----------------------------------------------------------------------
                                                           $ 3,048,549
----------------------------------------------------------------------
Broadcasting -- 10.2%
----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)           29,900     $ 1,091,649
Cumulus Media, Inc., Class A(1)                 76,900       1,135,044
Granada PLC(2)                                 989,690         845,011
Lin TV Corp., Class A(1)                        43,800         991,632
Nippon Television Network Corp.(2)               8,840       1,106,729
Television Broadcasts, Ltd.(2)                 539,000       1,641,396
Univision Communications, Inc.(1)               44,700       1,107,219
Westwood One, Inc.(1)                           29,100         969,612
----------------------------------------------------------------------
                                                           $ 8,888,292
----------------------------------------------------------------------
Broadcasting and Cable -- 1.7%
----------------------------------------------------------------------
Comcast Corp., Class A(1)                       24,405     $   713,114
Cox Communications, Inc., Class A(1)            27,300         809,445
----------------------------------------------------------------------
                                                           $ 1,522,559
----------------------------------------------------------------------
Broadcasting Equipment -- 0.0%
----------------------------------------------------------------------
Humax Co., Ltd.(2)                                 297     $     3,620
----------------------------------------------------------------------
                                                           $     3,620
----------------------------------------------------------------------
Business Services -- 5.5%
----------------------------------------------------------------------
Arbitron, Inc.(1)                               39,300     $ 1,224,981
HMV Group PLC(1)(2)                            665,400       1,277,633
Iron Mountain, Inc.(1)                          36,800       1,295,360
Lexmark International, Inc.(1)                  16,300       1,017,283
----------------------------------------------------------------------
                                                           $ 4,815,257
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Business Services - Miscellaneous -- 3.7%
----------------------------------------------------------------------
BISYS Group, Inc. (The)(1)                      24,000     $   375,360
Dun & Bradstreet Corp.(1)                       44,400       1,593,960
Moody's Corp.                                   26,400       1,164,240
Sohgo Security Services Co., Ltd.(1)(2)          7,700         102,263
----------------------------------------------------------------------
                                                           $ 3,235,823
----------------------------------------------------------------------
Computers and Business Equipment -- 6.1%
----------------------------------------------------------------------
Dell Computer Corp.(1)                          48,900     $ 1,318,344
International Business Machines Corp.           12,500         974,375
Proview International Holdings
Ltd.(1)(2)                                   7,584,000         846,016
Sindo Ricoh Co.(1)(2)                           44,500       2,177,188
----------------------------------------------------------------------
                                                           $ 5,315,923
----------------------------------------------------------------------
Diversified Financials -- 2.0%
----------------------------------------------------------------------
Countrywide Financial Corp.                     16,300     $   870,257
Legg Mason, Inc.                                18,000         886,140
----------------------------------------------------------------------
                                                           $ 1,756,397
----------------------------------------------------------------------
Diversified Manufacturing -- 1.4%
----------------------------------------------------------------------
Danaher Corp.                                   18,500     $ 1,202,870
----------------------------------------------------------------------
                                                           $ 1,202,870
----------------------------------------------------------------------
Diversified Telecommunication Services -- 5.5%
----------------------------------------------------------------------
BCE, Inc.                                       55,600     $ 1,041,944
BellSouth Corp.                                 26,300         569,921
BT Group PLC(2)                                438,000       1,127,081
KT Corp. ADR(2)                                 82,907       1,533,780
SBC Communications, Inc.                        25,100         522,080
----------------------------------------------------------------------
                                                           $ 4,794,806
----------------------------------------------------------------------
Electronic Equipment & Instruments -- 5.6%
----------------------------------------------------------------------
Identix, Inc.(1)                               135,544     $   535,399
L-3 Communications Holdings, Inc.(1)            18,500         668,220
Novellus System, Inc.(1)                        19,600         571,340
Sony Corp.(2)                                   32,000       1,215,413
Yamaha Corp.(2)                                168,000       1,891,537
----------------------------------------------------------------------
                                                           $ 4,881,909
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronic Parts & Components -- 1.3%
----------------------------------------------------------------------
LG Cable Ltd.(2)                               130,000     $ 1,170,779
----------------------------------------------------------------------
                                                           $ 1,170,779
----------------------------------------------------------------------
Entertainment -- 3.9%
----------------------------------------------------------------------
GMM Grammy Public Company Ltd.(2)            2,384,700     $ 1,103,460
Hollywood Entertainment Corp.(1)                33,000         463,980
Metro-Goldwyn-Mayer, Inc.(1)                    25,800         258,258
The Walt Disney Co.                             61,500       1,049,190
Viacom, Inc., Class A(1)                        15,100         561,871
----------------------------------------------------------------------
                                                           $ 3,436,759
----------------------------------------------------------------------
Film Production -- 2.4%
----------------------------------------------------------------------
Fuji Photo Film Co., Ltd.(2)                    66,000     $ 2,093,643
----------------------------------------------------------------------
                                                           $ 2,093,643
----------------------------------------------------------------------
Health Care Providers & Services -- 0.8%
----------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                      13,900     $   733,364
----------------------------------------------------------------------
                                                           $   733,364
----------------------------------------------------------------------
Insurance -- 0.8%
----------------------------------------------------------------------
Montpelier Re Holdings, Ltd.(1)(2)              25,400     $   678,434
----------------------------------------------------------------------
                                                           $   678,434
----------------------------------------------------------------------
IT Consulting & Services -- 4.0%
----------------------------------------------------------------------
Accenture Ltd., Class A(1)                      57,700     $   885,118
Azlan Group PLC(2)                             842,290       1,630,535
SunGard Data Systems, Inc.(1)                   47,800         940,704
----------------------------------------------------------------------
                                                           $ 3,456,357
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 1.4%
----------------------------------------------------------------------
Amgen, Inc.(1)                                  21,800     $ 1,191,152
----------------------------------------------------------------------
                                                           $ 1,191,152
----------------------------------------------------------------------
Pharmaceuticals -- 1.8%
----------------------------------------------------------------------
Takeda Chemical Industries, Ltd.(2)             42,000     $ 1,549,042
----------------------------------------------------------------------
                                                           $ 1,549,042
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Printing -- 2.3%
----------------------------------------------------------------------
St. Ives PLC(2)                                416,930     $ 1,984,960
----------------------------------------------------------------------
                                                           $ 1,984,960
----------------------------------------------------------------------
Publishing -- 21.2%
----------------------------------------------------------------------
E.W. Scripps Co., Class A                       16,200     $ 1,297,620
EMAP PLC(2)                                    176,880       1,958,422
Gannett Co., Inc.                               15,100       1,089,767
Knight-Ridder, Inc.                              7,300         465,886
Lee Enterprises, Inc.                           30,800         987,140
McClatchy Co., (The), Class A                   22,200       1,203,684
McGraw-Hill Co., Inc. (The)                     17,900       1,006,696
Pearson PLC(2)                                 206,993       1,563,724
Promotora de Informaciones S.A.
(Prisa)(2)                                     257,740       1,633,645
Reed Elsevier PLC(2)                           210,570       1,536,065
Trinity Mirror PLC(2)                          421,150       2,638,051
West Australian Newspapers Holdings
Ltd.(2)                                        716,800       2,257,333
Wolters Kluwer N.V. - CVA(2)                    60,650         838,795
----------------------------------------------------------------------
                                                           $18,476,828
----------------------------------------------------------------------
Semiconductor Equipment and Products -- 2.4%
----------------------------------------------------------------------
Linear Technology Corp.                         23,800     $   729,946
Microchip Technology, Inc.                      53,300       1,356,485
----------------------------------------------------------------------
                                                           $ 2,086,431
----------------------------------------------------------------------
Software -- 1.2%
----------------------------------------------------------------------
Microsoft Corp.                                 45,400     $ 1,075,980
----------------------------------------------------------------------
                                                           $ 1,075,980
----------------------------------------------------------------------
Specialty Retail -- 0.4%
----------------------------------------------------------------------
Tweeter Home Entertainment Group,
Inc.(1)                                         65,000     $   351,000
----------------------------------------------------------------------
                                                           $   351,000
----------------------------------------------------------------------
Telecommunication Equipment -- 1.6%
----------------------------------------------------------------------
Advanced Fibre Communications, Inc.(1)          28,000     $   446,600
Nokia Oyj ADR(2)                                72,000         952,560
----------------------------------------------------------------------
                                                           $ 1,399,160
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $91,972,731)                           $81,333,538
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SHORT-TERM INVESTMENTS -- 4.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Sallie Mae Discount Note, 1.24%, 3/14/03    $    3,616     $ 3,614,381
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $3,614,381)                         $ 3,614,381
----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
General Electric Capital Corp., 1.36%,
3/3/03                                      $    3,000     $ 2,999,773
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $2,999,773)                         $ 2,999,773
----------------------------------------------------------------------
Total Investments -- 100.8%
   (identified cost $98,586,885)                           $87,947,692
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                   $  (655,227)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $87,292,465
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
--------------------------------------------------------------------
United States                                   55.4%    $48,394,987
France                                           2.5%      2,195,590
United Kingdom                                  16.7%     14,561,482
Japan                                            9.1%      7,958,627
Hong Kong                                        2.8%      2,487,412
Republic of Korea                                5.6%      4,885,367
Thailand                                         1.3%      1,103,460
Bermuda                                          0.8%        678,434
Spain                                            1.9%      1,633,645
Australia                                        2.6%      2,257,333
Netherlands                                      1.0%        838,795
Finland                                          1.1%        952,560

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $98,586,885)         $ 87,947,692
Cash                                             2,859
Foreign currency, at value (identified
   cost, $28,661)                               28,405
Dividends receivable                           177,058
Prepaid expenses                                   243
Tax reclaim receivable                           2,726
------------------------------------------------------
TOTAL ASSETS                              $ 88,158,983
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $    835,195
Payable for open forward foreign
   currency contracts                               39
Accrued expenses                                31,284
------------------------------------------------------
TOTAL LIABILITIES                         $    866,518
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 87,292,465
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 97,932,777
Net unrealized depreciation (computed on
   the basis of identified cost)           (10,640,312)
------------------------------------------------------
TOTAL                                     $ 87,292,465
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $54,253)                               $   546,133
Interest                                       51,521
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   597,654
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   375,866
Administration fee                            124,449
Trustees' fees and expenses                     6,731
Custodian fee                                 104,390
Legal and accounting services                  20,104
Miscellaneous                                     994
-----------------------------------------------------
TOTAL EXPENSES                            $   632,534
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (34,880)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(5,749,850)
   Foreign currency and forward foreign
      currency exchange contract
      transactions                            (19,080)
-----------------------------------------------------
NET REALIZED LOSS                         $(5,768,930)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,593,554)
   Foreign currency and forward foreign
      currency exchange contracts             (13,532)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,607,086)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(7,376,016)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(7,410,896)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          FEBRUARY 28,
INCREASE (DECREASE)                       2003              YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       AUGUST 31, 2002
---------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        (34,880) $       131,671
   Net realized loss                            (5,768,930)     (36,257,664)
   Net change in unrealized
      appreciation (depreciation)               (1,607,086)       5,008,298
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (7,410,896) $   (31,117,695)
---------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     36,816,391  $    58,848,639
   Withdrawals                                 (51,669,974)    (123,142,649)
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (14,853,583) $   (64,294,010)
---------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (22,264,479) $   (95,411,705)
---------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------
At beginning of period                    $    109,556,944  $   204,968,649
---------------------------------------------------------------------------
AT END OF PERIOD                          $     87,292,465  $   109,556,944
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ------------------------------------------------------------
                                  (UNAUDITED)            2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.28%(1)         1.15%        1.11%        1.13%        1.36%       1.44%
   Net investment income
      (loss)                             (0.07)%(1)        0.08%        0.08%       (0.13)%      (0.38)%      0.01%
Portfolio Turnover                          37%             107%         160%         173%         131%        157%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (7.53)%         (17.67)%         --           --           --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $87,292         $109,557     $204,969     $334,611     $ 97,262     $53,556
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2003, the Eaton Vance Information Age Fund held approximately 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 G Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 J Interim Financial Statements -- The interim financial statement relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $375,866. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $124,449. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $33,891,269 and $47,173,585, respectively, for the six months ended February 28, 2003.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2003, as computed on a federal income tax basis are as follows:

    AGGREGATE COST                            $ 98,586,885
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,867,884
    Gross unrealized depreciation              (15,507,077)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(10,639,193)
    ------------------------------------------------------

   The unrealized depreciation on foreign currency was $1,119.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at February 28, 2003.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

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
EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

INFORMATION AGE PORTFOLIO

Officers

Duncan W. Richardson
President

Martha G. Locke
Vice President

Hon. Robert Lloyd George
Vice President and Trustee

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Edward K.Y. Chen
President of Lingnan
University in Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of
BMR, EVC, EVM and EV

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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